UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Strategic Municipals, Inc.	June 30, 2005 (Unaudited)

Long-Term Municipal Investments--148.4%
	Principal
	Amount ($)	Value ($)
Alabama--6.3%

Houston County Health Care Authority
6.25%, 10/1/2030 (Insured; AMBAC)	8,000,000	8,956,080

Jefferson County, Limited Obligation School Warrant:
5.25% 1/1/2018	21,000,000	22,907,850
5.50%, 1/1/2022	4,000,000	4,404,640

Alaska--.7%

Alaska Housing Finance Corp.
6%, 6/1/2049 (Insured; MBIA)	4,000,000	4,191,560

Arkansas--2.0%

Arkansas Development Finance Authority, SFMR
(Mortgage Backed Securities Program)
6.45%, 7/1/2031 (Guaranteed; GNMA, FNMA)	1,540,000	1,631,645
6.25%, 1/1/2032 (Guaranteed; GNMA)	3,550,000	3,630,407

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	6,000,000	6,417,540

Arizona--3.5%

Coconino County Pollution Control Corp., PCR
(Nevada Power Co. Project) 6.375%, 10/1/2036	3,500,000	3,601,465

Maricopa Pollution Control Corp., PCR
(Public Service Co.) 5.75%, 11/1/2022	6,000,000	6,137,700

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.80%, 12/1/2031	6,000,000	6,503,100

Tucson, Water System Revenue
5%, 7/1/2021 (Insured; FGIC)	3,500,000	3,753,890

California--11.0%

California Infrastructure and Economic Development Bank,
Revenue (Bay Area Toll Bridges)
5.25%, 7/1/2017 (Insured; FSA)	12,360,000	13,821,817

State of California:
5.50%, 4/1/2028	4,000,000	4,480,240
5.25%, 4/1/2034	5,000,000	5,397,250

California Department of Water Resources, Power Supply
Revenue 5.125%, 5/1/2018 (Insured; FGIC)	6,000,000	6,534,000

California Pollution Control Financing Authority, SWDR
(Keller Canyon Landfill Co. Project) 6.875%, 11/1/2027	2,000,000	2,031,400

California Statewide Communities Development Authority,
Revenue (Bentley School) 6.75%, 7/1/2032	2,000,000	2,178,180

Golden State Tobacco Securitization Corp., Tobacco
Settlement Revenue:
7.80%, 6/1/2042	8,100,000	9,723,240
7.90%, 6/1/2042 (LOC; Bank of New York	2,000,000	2,413,880

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	7,200,000	8,024,976

Oakland 5%, 1/15/2026 (Insured; MBIA)	2,760,000	2,931,644

State Public Works Board of California, Lease Revenue,
Department of General Services (Butterfield
State Office Complex) 5.25%, 6/1/2030	5,000,000	5,417,950

Colorado--5.3%

Beacon Point Metropolitan District	2,000,000	2,001,380
6.25%, 12/1/2035

Colorado Housing and Finance Authority
(Single Family Program)
6.60%, 8/1/2032 (Insured; FHA)	3,000,000	3,148,890

Denver City and County, Special Facilities Airport
Revenue (United Airlines Project)
6.875%, 10/1/2032	7,135,000 a	6,452,751

Northwest Parkway Public Highway Authority,
Revenue 7.125%, 6/15/2041	10,750,000	11,701,805

Silver Dollar Metropolitan District 7.05%, 12/1/203	4,935,000	5,221,526

Southlands Metropolitan District Number 1
7.125%, 12/1/2034	2,000,000	2,207,840

Florida--3.8%

Deltona, Utilities System Revenue
5.125% 10/1/2027 (Insured; MBIA)	6,000,000	6,467,940

Florida Housing Finance Corp., Housing Revenue
(Nelson Park Apartments)
6.40%, 3/1/2040 (Insured; FSA)	12,380,000	13,193,242

Orange County Health Facility Authority, HR
(Regional Healthcare Systems) 6%, 10/1/2026	2,000,000	2,137,340

Georgia-2.2%

Augusta, Water and Sewer Revenue
5.25%, 10/1/2039 (Insured; FSA)	3,000,000	3,270,480

Brooks County Development Authority, Sewer Revenue,
Health and Housing Facilities
5.70%, 1/20/2039 (Insured; GNMA)	4,445,000	4,970,532

Milledgeville-Baldwin County Development Authority, Revenue
(Georgia College and State Foundation):
6%, 9/1/2013	2,090,000	2,329,848
6%, 9/1/2033	2,000,000	2,189,140

Hawaii--.5%

Hawaii Department of Transportation, Special Facility Revenue
(Caterair International Corp. Project) 10.125%, 12/1/2010	3,000,000	3,008,070

Idaho--.6%

Power County Industrial Development Corp, SWDR
(FMC Corp. Project) 6.45%, 8/1/2032	3,250,000	3,396,900

Illinois--12.3%

Chicago:
6.125%, 1/1/2028 (Insured; FGIC)	1,250,000	1,411,738
6.125%, 1/1/2028 (Insured; FGIC) (Prerefunded 7/1/2010	14,565,000 b	16,742,759
SFMR 6.55%, 4/1/2033
(Guaranteed; FHLMC, FNMA,GNMA)	5,105,000	5,377,709
(Wastewater Transmission Revenue)
6%, 1/1/2030 (Insured; MBIA) (Prerefunded 1/1/2010	3,000,000 b	3,399,270

Chicago-O'Hare International Airport, Special Facility Revenue
(American Airlines Inc. Project) 8.20%, 12/1/2024	7,000,000	6,661,340

Illinois Educational Facilities Authority, Revenue
(Northwestern University) 5%, 12/1/2038	5,000,000	5,257,500
(University of Chicago):
5.125%, 7/1/2038 (Insured; MBIA)	6,995,000	7,375,248
5.125%, 7/1/2038 (Insured; MBIA)
(Prerefunded 7/1/2008)	5,000 b	5,370

Illinois Health Facilities Authority, Revenue
(Advocate Network Health Care) 6.125%, 11/15/2022	4,020,000	4,473,416
(OSF Healthcare System) 6.25%, 11/15/2029	7,730,000	8,346,004
(Swedish American Hospital) 6.875%, 11/15/2030	4,980,000	5,862,207

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue (McCormick
Place Expansion) 5.25%, 6/15/2042 (Insured; MBIA)	5,325,000	5,737,528

Indiana--2.7%

Franklin Township Independent School Building Corp.,
First Mortgage 6.125%, 1/15/2022 (Prerefunded 7/15/2010	6,500,000 b	7,540,000

Indiana Housing Finance Authority, SFMR 5.95%, 1/1/2029	1,215,000	1,250,733

Petersburg, PCR (Indiana Power and Light)
6.375%, 11/1/2029	4,150,000	4,449,298

Sullivan, Industrial Pollution Control Revenue
(Hoosier Energy-Merom Project)
7.10%, 4/1/2019	2,500,000	2,501,900

Kansas--4.8%

Kansas Development Finance Authority, Revenue:
(Board of Regents-Scientific Resource)
5%, 10/1/2021 (Insured; AMBAC)	5,290,000	5,722,669
Health Facility (Sisters of Charity) 6.25%, 12/1/2028	3,000,000	3,363,990

Sedgwick and Shawnee Counties, SFMR
(Mortgage Backed Securities Project)
6.30%, 12/1/2032 (Guaranteed; GNMA, FNMA)	7,175,000	7,578,594

Wichita, HR (Christian Health System Inc.)
6.25%, 11/15/2024	10,000,000	10,972,100

Louisiana--.2%

Parish of Saint James, SWDR (Freeport-McMoRan Partnership
Project) 7.70%, 10/1/2022	1,390,000	1,392,627

Maine--.5%

Maine Housing Authority, Mortgage 5.30%, 11/15/2023	2,825,000	2,970,629

Maryland--1.4%

Maryland Economic Development Corp., Student
Housing Revenue (University of Maryland):
6.50%, 6/1/2027	3,000,000	3,325,290
5.75%, 10/1/2033	4,500,000	4,788,135

Massachusetts--2.5%

Massachusetts Industrial Finance Agency, Revenue
(Ogden Haverhill Project) 5.60%, 12/1/2019	6,000,000	6,177,120

Massachusetts Health and Educational Facilities Authority,
Revenue:
Civic Investments 9%, 12/15/2015	2,000,000	2,315,280
(Partners Healthcare System) 5.75%, 7/1/2032	5,000,000	5,583,050

Michigan--5.0%

Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	3,000,000	3,357,810

Michigan Hospital Finance Authority, HR:
(Ascension Health Credit)
6.125%, 11/15/2026 (Prerefunded 11/15/2009	5,000,000 b	5,668,850
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000 b	5,168,100

Michigan Strategic Fund:
RRR (Detroit Edison Co.)
5.25%, 12/15/2032	3,000,000	3,203,820
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	11,940,000	11,330,821

Minnesota--2.7%

Duluth Economic Development Authority, Health
Care Facilities Revenue (Saint Luke's
Hospital) 7.25%, 6/15/2032	5,000,000	5,268,000

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	3,000,000	3,165,360

United Hospital District of Todd, Morrison, Cass
and Wadena Counties, General Obligation
Health Care Facilities Revenue (Lakewood
Health System) 5.125%, 12/1/2024	1,500,000	1,574,220

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2026	5,000,000	5,423,450

Mississippi--3.3%

Claiborne County, PCR
(System Energy Resources, Inc.) 6.20%, 2/1/2026	4,545,000	4,546,818

Mississippi Business Finance Corp., PCR (System Energy
Resources Inc. Project) 5.875%, 4/1/2022	14,310,000	14,557,420

Missouri--2.5%

Missouri Development Finance Board, Infrastructure
Facilities Revenue (Branson):
5.375%, 12/1/2027	2,000,000	2,115,100
5.50%, 12/1/2032	4,500,000	4,776,660

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Anthony's
Medical Center) 6.25%, 12/1/2030	6,750,000	7,326,585

Montana--.3%

Montana Board of Housing, SFMR
6.45%, 6/1/2029	1,845,000	1,866,937

Nevada--2.9%

Clark County, IDR
(Nevada Power Co. Project) 5.60%, 10/1/2030	3,000,000	2,999,910

Washoe County (Reno-Sparks Convention Center)
6.40%, 7/1/2029 (Insured; FSA) (Prerefunded 1/1/2010	12,000,000 b	13,703,760

New Hampshire--2.6%

New Hampshire Business Finance Authority, PCR
(Public Service Co. of New Hampshire)
6%, 5/1/2021 (Insured; AMBAC)	7,000,000	7,609,980

New Hampshire Health and Educational Facilities Authority,
Revenue (Exeter Project):
6%, 10/1/2024	1,000,000	1,106,010
5.75%, 10/1/2031	1,000,000	1,077,510

New Hampshire Industrial Development Authority, PCR
(Connecticut Light and Power) 5.90%, 11/1/2016	5,000,000	5,118,650

New Jersey--4.9%

New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2034	2,500,000	2,692,925

New Jersey Health Facilities Financing Authority, Revenue
(Christian Health Care Center) 8.75%, 7/1/2018
(Prerefunded 7/1/2006)	13,265,000 b	14,159,592

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	4,500,000	4,738,680

Tobacco Settlement Financing Corp.
7%, 6/1/2041	5,640,000	6,449,171

New Mexico--2.2%

Farmington, PCR:
(El Paso Electric Co. Project)
6.375%, 6/1/2032	5,370,000	5,384,821
(Tucson Electric Power Co., San Juan)
6.95%, 10/1/2020	4,000,000	4,202,120

New Mexico Mortgage Finance Authority, SFMR
7%, 9/1/2031 (Guaranteed; GNMA, FNMA, FHLMC)	2,920,000	2,986,284

New York--7.9%

Long Island Power Authority, New York Electric System Revenue
7.468% 12/1/2016	10,000,000 c,d	11,347,900

Tobacco Settlement Financing Corp.:
5.50%, 6/1/2020	16,000,000	17,804,160
5.25%, 6/1/2021 (Insured; AMBAC)	5,000,000	5,482,700

Triborough Bridge and Tunnel Authority, Revenue
5.25%, 11/15/2030	5,220,000	5,647,414

Westchester Tobacco Asset Securitization Corp.
5.125%, 6/1/2038	5,000,000	5,018,300

North Dakota--.2%

North Dakota Housing Finance Agency, Home Mortgage Revenue
(Housing Finance Program) 6.15%, 7/1/2031	1,405,000	1,413,936

Ohio--8.6%

Canal Winchester Local School District:
Zero Coupon, 12/1/2029 (Insured; MBIA)	3,955,000	1,258,679
Zero Coupon, 12/1/2031 (Insured; MBIA)	3,955,000	1,138,051

Cincinnati , Water System Revenue:
5%, 12/1/2018	2,500,000	2,707,900
5%, 12/1/2021	3,800,000	4,060,338
5%, 12/1/2023	3,000,000	3,205,530

Cleveland State University
5%, 6/1/2034 (Insured; FGIC)	5,000,000	5,319,700

Cuyahoga County, Revenue 6%, 1/1/2032	750,000	839,063

Mahoning County, Hospital Facilities Revenue
(Forum Health Obligation Group) 6%, 11/15/2032	7,000,000	7,686,630

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating
6.10%, 8/1/2020 (Insured; ACA)	3,000,000	3,151,440

Ohio Water Development Authority, Pollution Control
Facilities Revenue (Cleveland Electric
Illuminating) 6.10%, 8/1/2020 (Insured; ACA	4,350,000	4,569,588

Toledo Lucas County Port Authority, Airport Revenue
(Baxter Global Project)
6.25%, 11/1/2013	4,300,000	4,414,337

Trotwood-Madison City School District,
School Improvement 5%, 12/1/2030 (Insured; FGIC)	10,495,000	11,104,025

Oklahoma--2.9%

Oklahoma Housing Finance Agency, SFMR
(Homeownership Loan Program):
7.55%, 9/1/2027 (Guaranteed; GNMA, FNMA)	1,725,000	1,831,433
7.55%, 9/1/2028	1,460,000	1,482,353

Oklahoma State Industries Authority,
Health System Revenue:
5.75%, 8/15/2029 (Insured; MBIA)	5,160,000	5,759,592
(Prerefunded 8/15/2009)
5.75%, 8/15/2029 (Insured; MBIA)	7,070,000	7,711,673

Oregon--3.1%

Port of Portland, International Airport Revenue
(Portland International Airport)
5.50%, 7/1/2024 (Insured; AMBAC)	5,000,000	5,398,450

Tigard - Tualatin School District No. 23
5.375%, 6/15/2019 (Insured; MBIA)	3,000,000	3,337,830

Western Generation Agency, Cogeneration Project Revenue
(Wauna Cogeneration Project):
7.40%, 1/1/2016	5,750,000	5,837,803
7.125%, 1/1/2021	2,900,000	2,944,283

Pennsylvania--2.8%

Abington School District
5.125%, 10/1/2034 (Insured; FSA)	4,085,000	4,407,061

Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue
(Reliant Energy Seward, LLC Project)
6.75%, 12/1/2036	7,000,000	7,564,410

York County Hospital Authority, Revenue
(Health Center - Lutheran Social Services) 6.50%, 4/1/2022	4,250,000	4,283,405

South Carolina--2.6%

Greenville County School District , Installment Purchase Revenue
(Building Equity Sooner for Tomorrow):
5.50%, 12/1/2028	5,000	5,467
8.20%, 12/1/2028	7,810,000 c,d	9,268,830

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	5,000,000	5,503,100

Tennessee--4.6%

Chattanooga Health and Educational Facilities Board,
Revenue (CDFI Phase I LLC Project):
5%, 10/1/2025	2,450,000	2,452,744
5.125%, 10/1/2035	2,190,000	2,193,285
6%, 10/1/2035	1,500,000	1,528,350

Johnson City Health and Educational Facilities Board, HR:
7.50%, 7/1/2025	5,000,000	6,017,500
7.50%, 7/1/2033	3,000,000	3,593,340

Memphis Center City Revenue Finance Corp., Tennessee Sports
Facility Revenue (Memphis Redbirds) 6.50%, 9/1/2028	10,000,000	10,227,800

Texas--11.4%

Alliance Airport Authority Inc., Special Facilities Revenue
(American Airlines Inc. Project)
7.50%, 12/1/2029 (Insured; FSA)	3,500,000	3,050,075

Austin Convention Enterprises Inc., Convention Center
Hotel Revenue:
5.75%, 1/1/2016	5,600,000	5,926,704
6.70%, 1/1/2028	4,000,000	4,330,400
5.75%, 1/1/2032	2,250,000	2,336,220

Brazos River Authority, PCR
(TXU Energy Co. LLC Project) 6.75%, 10/1/2038	1,650,000	1,849,353

Dallas-Fort Worth International Airport Facilities
Improvement Corp., Revenue:
(Bombardier Inc.) 6.15%, 1/1/2016	2,000,000	2,020,580
(American Airlines Inc.)
6.375%, 5/1/2035	6,630,000	4,930,996

Harris County Health Facilities Development Corp., HR
(Memorial Hermann Hospital System Project)
6.375%, 6/1/2029	8,500,000	9,452,935

Sabine River Authority, PCR (TXU Electric Co. Project)
6.45%, 6/1/2021	11,300,000	12,140,833

Sam Rayburn Municipal Power Agency, Power Supply
System Revenue 5.75%, 10/1/2021	6,000,000	6,719,100

Texas Department of Housing and Community Affairs,
Collateralized Home Mortgage Revenue 11.88%, 7/2/2024	1,800,000 c,d	1,863,882

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5.75%, 8/15/2038 (Insured; AMBAC)	7,100,000	7,994,529

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health Care
System Project) 6.75%, 11/1/2025	3,000,000	3,005,970

Utah--.7%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	4,027,000	4,070,411

Vermont--.3%

Vermont Housing Finance Agency, Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	1,665,000	1,680,834

Virginia--3.4%

Greater Richmond Convention Center Authority, Hotel Tax
Revenue (Convention Center Expansion Project)
6.25%, 6/15/2032	10,500,000	12,109,230

Isle Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project) 6.55%, 4/1/2024	5,000,000	5,089,000

Tobacco Settlement Financing Corp.
5.625%, 6/1/2037	2,500,000	2,571,650

Washington--3.2%
Energy Northwest, Wind Project Revenue 5.875%, 7/1/2020	3,000,000	3,219,060

Public Utility District No. 1 of Pend Orielle County, Electric
Revenue 6.375%, 1/1/2015	3,755,000	3,866,749

Seattle, Water System Revenue
6%, 7/1/2029 (Insured; FGIC)	10,000,000	11,050,800

West Virginia--3.0%

Braxton County, SWDR (Weyerhaeuser Co. Project)
6.125%, 4/1/2026	14,000,000	14,708,400

West Virginia Water Development Authority, Water
Development Revenue 6.375%, 7/1/2039	2,250,000	2,548,485

Wisconsin--5.7%

Badger Tobacco Asset Securitization Corp., Tobacco
Settlement Revenue 7%, 6/1/2028	22,995,000	25,942,499

Madison, IDR
(Madison Gas & Electric Co.) 5.875%, 10/1/2034	2,390,000	2,619,990

Wisconsin Health and Educational Facilities Authority, Health,
Hospital and Nursing Home Revenue
(Aurora Health Care Inc.) 6.40%, 4/15/2033	4,000,000	4,479,720

U. S. Related--1.4%

Guam Housing Corp., SFMR
5.75%, 9/1/2031 (Collateralized; FHLMC	965,000	1,108,611

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
6%, 7/1/2039 (Prerefunded 7/1/2010)	6,000,000 b	6,844,560

Total Investments
(cost$ 793,508,235)	148.4%	853,998,982

CASH AND RECEIVABLES (NET)	1.1%	6,284,609

Preferred Stock, at Redemption Value	-49.5%	(285,000,000)

NET ASSETS	100.0%	575,283,591

Notes to Statement of Investments:

a Non-Income producing security - interest payment in default.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date
c Inverse floater security-the interest rate is subject to change periodically
d Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 these securities amounted to $22,480,612, 3.9% of net assets
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)